Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: October 9, 2024

Payment Date	10/15/2024
Collection Period Start	9/1/2024
Collection Period End	9/30/2024
Interest Period Start	9/16/2024
Interest Period End	10/14/2024

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$535,233,798.73	$34,396,717.36	$500,837,081.37	0.792715	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$752,343,798.73	$34,396,717.36	$717,947,081.37

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$815,594,323.99	$778,062,158.47	0.376482
YSOC Amount	$58,502,740.97	$55,367,292.81
Adjusted Pool Balance	$757,091,583.02	$722,694,865.66
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	5.99207%	ACT/360	$—
Class A-3 Notes	$535,233,798.73	3.66000%	30/360	$1,632,463.09
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$752,343,798.73			$2,351,851.34

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$815,594,323.99	$778,062,158.47
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$757,091,583.02	$722,694,865.66
Number of Receivables Outstanding	60,164	58,997
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	35.1	34.2

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,422,790.65
Principal Collections	$37,138,267.86
Liquidation Proceeds	$220,000.12
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$39,781,058.63
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$39,781,058.63

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$679,661.94	$679,661.94	$—	$—	$39,101,396.69
Interest - Class A-1 Notes	$—	$—	$—	$—	$39,101,396.69
Interest - Class A-2a Notes	$—	$—	$—	$—	$39,101,396.69
Interest - Class A-2b Notes	$—	$—	$—	$—	$39,101,396.69
Interest - Class A-3 Notes	$1,632,463.09	$1,632,463.09	$—	$—	$37,468,933.60
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$36,976,595.35
First Allocation of Principal	$—	$—	$—	$—	$36,976,595.35
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$36,908,987.02
Second Allocation of Principal	$—	$—	$—	$—	$36,908,987.02
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$36,835,045.35
Third Allocation of Principal	$10,648,933.07	$10,648,933.07	$—	$—	$26,186,112.28
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,100,612.28
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,100,612.28
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,100,612.28
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,352,827.99
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,352,827.99
Remaining Funds to Certificates	$2,352,827.99	$2,352,827.99	$—	$—	$—
Total	$39,781,058.63	$39,781,058.63	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$58,502,740.97
Increase/(Decrease)	$(3,135,448.16)
Ending YSOC Amount	$55,367,292.81

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$757,091,583.02	$722,694,865.66
Note Balance	$752,343,798.73	$717,947,081.37
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	31	$393,897.66
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	179	$220,000.12
Monthly Net Losses (Liquidation Proceeds)			$173,897.54
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.30%
Second Preceding Collection Period			0.24%
Preceding Collection Period			(0.02)%
Current Collection Period			0.26%
Four-Month Average Net Loss Ratio			0.19%
Cumulative Net Losses for All Periods			$5,020,769.79
Cumulative Net Loss Ratio			0.24%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.38%	166	$2,934,348.70
60-89 Days Delinquent	0.12%	46	$917,720.87
90-119 Days Delinquent	0.04%	17	$321,892.21
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.54%	229	$4,173,961.78

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		14	$240,358.63
Total Repossessed Inventory		24	$438,043.76

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		63	$1,239,613.08
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.13%
Preceding Collection Period			0.18%
Current Collection Period			0.16%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.12	0.14%	60	0.10%